Expense Example, No Redemption - FidelityAdvisorFocusFunds-AMCIZComboPRO - FidelityAdvisorFocusFunds-AMCIZComboPRO - Fidelity Advisor Technology Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Technology Fund - Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Technology Fund - Class C
Expense Example, No Redemption:
1 Year	178
3 Years	551
5 Years	949
10 Years	1,859
Fidelity Advisor Technology Fund - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Technology Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Technology Fund - Class Z
Expense Example, No Redemption:
1 Year	61
3 Years	192
5 Years	335
10 Years	$ 750